Submission	Feb. 11, 2025
Submission [Line Items]
Central Index Key	0000217346
Registrant Name	TEXTRON INC
Registration File Number	333-269915
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES